Summary of significant accounting policies (Details 5)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Total	$ 4,444,922	¥ 31,242,467	¥ 17,587,961
Shanghai Weimu [Member]
Total	357,460	2,512,517	4,495,040
Viwo Tech [Member]
Total	$ 4,087,462	¥ 28,729,950	¥ 13,092,921